Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMA Relationship Trust
Entity Central Index Key	0001225290
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000007298
Shareholder Report [Line Items]
Fund Name	SMA Relationship Trust - Series M
Trading Symbol	SRTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647-1568.
Additional Information Phone Number	1-800-647-1568
Additional Information Website	http://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last six months?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS AM for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 411,437,632
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$411,437,632
# of Portfolio Holdings	122
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 5 States (%)

Value	Value
New York	22.0%
Texas	21.5%
Washington	9.5%
Illinois	6.4%
California	5.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Permanent University Fund-University of Texas System , 5.000%, due 07/01/37	7.0%
State of Washington , 5.000%, due 02/01/36	5.1
State of Illinois , 5.000%, due 11/01/27	4.9
Harris County Health Facilities Development Corp. , 4.750%, due 12/01/41	4.8
City of New York , 5.500%, due 05/01/46	4.5

Material Fund Change [Text Block]